Statement of Financial Condition	Jun. 30, 2023 USD ($)
Assets
Investments at fair value (amortized cost of $935,568,081)	$ 935,310,172
Restricted cash and cash equivalents	4,926,970
Interest receivable	2,656,001
Other assets	505,685
Total Assets	943,398,828
Liabilities
Debt	498,641,492
Less deferred debt issuance costs	(1,580,000)
Debt less deferred debt issuance costs	497,061,492
Interest payable	2,489,584
Other payables	1,580,000
Total Liabilities	501,131,076
Net Assets
Net Assets	442,267,752
Total Liabilities and Net Assets	$ 943,398,828